Loans and Advances - Summary of Key Factor of the Macroeconomic Scenarios (Detail) - Scenario Forecast [member]	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Japanese GDP
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios Under The Base Scenario [Line Items]
GDP growth rate	2.00%	2.00%
Global GDP
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios Under The Base Scenario [Line Items]
GDP growth rate	2.90%	2.90%